Expense Example - Macquarie Healthcare Fund	Mar. 31, 2025 USD ($)
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
Class A
1 year	$ 691
3 years	947
5 years	1,222
10 years	2,006
Class C
1 year	299
1 year	199
3 years	626
3 years	626
5 years	1,078
5 years	1,078
10 years	2,334
10 years	2,334
Class R
1 year	149
3 years	472
5 years	819
10 years	1,797
Institutional Class
1 year	98
3 years	317
5 years	553
10 years	$ 1,232